FAIR VALUE OF ASSETS AND LIABILITIES -Schedule of the Fair Value Hierarchy (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Assets
Cash and cash equivalents	¥ 5,791,333	$ 815,692	¥ 4,271,899
Restricted cash	267,271	37,644	88,796	¥ 80,800
Trading securities	76,053	10,712
Loans at fair value	677,835	95,471	54,049
Available-for-sale investments	438,084	61,703	972,738
Related Party
Liabilities
Other liabilities	14,414	2,030	227,724
Payable to investors at fair value
Liabilities
Other liabilities	445,762	$ 62,784	0
Recurring
Assets
Cash and cash equivalents	5,791,333		4,271,899
Restricted cash	267,271		88,796
Trading securities	76,053
Loans at fair value	677,835		54,049
Available-for-sale investments	438,084		972,738
Total Assets	7,250,576		5,387,482
Liabilities
Total Liabilities	447,279		4,603
Recurring | Payable to investors at fair value
Liabilities
Other liabilities	447,279		4,603
Recurring | Level 1 Inputs
Assets
Cash and cash equivalents	5,791,333		4,271,899
Restricted cash	267,271		88,796
Trading securities	76,053
Available-for-sale investments	276,084		48,910
Total Assets	6,410,741		4,409,605
Recurring | Level 2 Inputs
Assets
Available-for-sale investments	127,000		888,828
Total Assets	127,000		888,828
Recurring | Level 3 Inputs
Assets
Loans at fair value	677,835		54,049
Available-for-sale investments	35,000		35,000
Total Assets	712,835		89,049
Liabilities
Total Liabilities	447,279		4,603
Recurring | Level 3 Inputs | Payable to investors at fair value
Liabilities
Other liabilities	¥ 447,279		¥ 4,603